Employee Benefits - Summary of Change in Defined Benefit Obligation for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of defined benefit plans [line items]
Beginning of the year	₨ 118,222.0
Service cost	(18,561.3)	$ (284.8)	₨ (17,357.3)	₨ (22,125.8)
Interest cost	(1,923.0)	(29.5)	(1,490.3)	(2,899.5)
Remeasurements
Actuarial (gains)/losses arising from changes in demographic assumptions	(17,990.4)	(276.0)	(6,662.4)	(3,560.2)
Actuarial (gains)/losses arising from changes in financial assumptions	(30,177.8)	(463.0)	204,693.3	(56,145.3)
Actuarial (gains)/losses arising from changes in experience adjustments on plan liabilities	(8,487.5)	(130.2)	(18,672.2)	6,252.6
Past service cost	36,090.1	553.7		(13.8)
Plan settlement	58.1	0.9
End of the year	40,421.5	620.2	118,222.0
Present value of defined benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	806,676.9	12,376.6	731,790.6
Service cost	18,561.3	284.8	17,357.3
Interest cost	20,584.3	315.8	24,107.4
Remeasurements
Actuarial (gains)/losses arising from changes in demographic assumptions	(17,990.4)	(276.0)	(6,662.4)
Actuarial (gains)/losses arising from changes in financial assumptions	(30,177.8)	(463.0)	204,693.3
Actuarial (gains)/losses arising from changes in experience adjustments on plan liabilities	(8,487.5)	(130.2)	(18,672.2)
Past service cost	(36,090.1)	(553.7)
Plan settlement	(1,807.6)	(27.7)
Benefits paid	(84,441.3)	(1,295.6)	(19,724.2)
Member contributions	324.8	5.0	175.3
Foreign currency translation	100,647.8	1,544.2	(126,388.2)
End of the year	₨ 767,800.4	$ 11,780.2	₨ 806,676.9	₨ 731,790.6